Share Capital and Other Equity Instruments - Warrants - Additional Information (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Nov. 25, 2020 shares	Nov. 03, 2020 $ / shares shares	Apr. 23, 2019 CAD ($) $ / shares shares	Feb. 22, 2019 $ / shares shares	Nov. 30, 2018 CAD ($) shares Warrant $ / shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019	Dec. 31, 2020 $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants issued	1,578,946	6,315,788
Warrants exercise price per share | $ / shares		$ 5.50
Warrants maturity date		November 3, 2025
Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants issued						6,315,788
Range of exercise price | $ / shares								$ 0.001
Term of warrants						5 years
Amendment to Private Placement Agreement
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants issued	1,578,946
Warrants #9
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants issued				19,402
Range of exercise price | $ / shares			$ 15.21	$ 156.36
Number of warrants, cancelled and replaced			168,735
Warrant expire date			Apr. 23, 2027
Increase decrease in fair value of replacement warrant compared to cancelled warrant | $			$ 408
Warrants #3 to 7
Disclosure Of Classes Of Share Capital [Line Items]
Increase decrease in fair value of replacement warrant compared to cancelled warrant | $					$ 8,440
Pre-Funded Warrants | Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants issued						557,894
Gross proceeds allocated | $						$ 2,623
Pre-Funded Warrants | Amendment to Private Placement Agreement
Disclosure Of Classes Of Share Capital [Line Items]
Common stock issued due to exercise of warrants	557,894
OID Loans and Credit Facility
Disclosure Of Classes Of Share Capital [Line Items]
Number of existing warrants cancelled | Warrant					100,117
Number of new warrants | Warrant					128,057
Number of shares right to acquire common stock					1
Warrants exercise price per share | $ / shares					$ 1,000.00
Warrants maturity date							November 30, 2026
Payment received from holder of long-term debt | $					$ 10